UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF PARTNERSHIP CAPITAL - USD ($) $ in Millions		Total		Non-controlling interest – in operating subsidiaries	Limited partners’ capital		Limited partners’ capital Limited partners’ capital		Limited partners’ capital (Deficit)		Limited partners’ capital Ownership changes		Limited partners’ capital Accumulated other comprehensive income		General partner	General partner Accumulated other comprehensive income	Redeemable Partnership Units held by Brookfield		Redeemable Partnership Units held by Brookfield Limited partners’ capital	Redeemable Partnership Units held by Brookfield Accumulated other comprehensive income	Non-controlling interest – BIPC exchangeable shares		Non-controlling interest – BIPC exchangeable shares Limited partners’ capital	Non-controlling interest – BIPC exchangeable shares Accumulated other comprehensive income	Non-controlling Interest - Exchange LP Units, equity		Non-controlling Interest - Exchange LP Units, equity Limited partners’ capital	Non-controlling Interest - Exchange LP Units, equity Accumulated other comprehensive income	Non-controlling interest – in operating subsidiaries		Non-controlling interest – in operating subsidiaries Non-controlling interest – in operating subsidiaries	Preferred unitholders capital
Balance as at Dec. 31, 2020		$ 21,673			$ 4,233		$ 5,526		$ (2,285)		$ 540		$ 452	[1]	$ 19	$ 3	$ 1,687		$ 2,328	$ 209	$ 638		$ (19)	$ 62	$ 12		$ 156	$ 5	$ 13,954			$ 1,130
Net income		1,719			281				281						101		116				43				1				1,177
Other comprehensive loss		231			99								99	[1]		0	41			41	15			15				0	76
Comprehensive income (loss)		1,950			380				281				99	[1]	101		157				58				1				1,253
Unit issuance	[2]	6			6		6
Partnership distributions	[3]	(574)			(302)				(302)						(100)		(124)				(46)				(2)
Partnership preferred distributions	[3]	(34)			(21)				(21)								(9)				(4)
Increase (decrease) through acquisition of subsidiary, equity		288		$ 288
Disposition of subsidiaries		(1,408)		(1,408)
Subsidiary distributions to non-controlling interest		(538)																													$ (538)
Issuance of perpetual subordinated notes		0
Acquisition of non-controlling interest	[4]	(196)		(196)
Preferred units issued, net of redemption	[2]	194																														194
Increase (decrease) through other changes, equity		90	[1],[4],[5]		(21)	[1],[4],[5]			170	[1],[4],[5]	(21)	[1],[4],[5]	(170)	[1],[4],[5]			(8)	[1],[4],[5]		(69)	(3)	[1],[4],[5]		(27)					122	[1],[4],[5]
Balance as at Jun. 30, 2021		21,451			4,275		5,532		(2,157)		519		381	[1]	20	3	1,703			181	643			50	11			5	13,475			1,324
Balance as at Dec. 31, 2020		21,673			4,233		5,526		(2,285)		540		452	[1]	19	3	1,687		2,328	209	638		(19)	62	12		156	5	13,954			1,130
Unit issuance							545												400								259
Balance as at Dec. 31, 2021		26,391			5,702		6,074		(2,125)		1,430		323	[1]	31	2	2,408		2,728	137	1,369		1,755	77	85		408	4	15,658			1,138
Balance as at Mar. 31, 2021		21,952			4,129		5,529		(2,357)		540		417	[1]	19		1,643				622				11				14,204			1,324
Net income		1,306			192				192						51		79				29				1				954
Other comprehensive loss		315			134								134	[1]			56				20								105
Comprehensive income (loss)		1,621			326				192				134	[1]	51		135				49				1				1,059
Unit issuance	[2]	3			3		3
Partnership distributions	[3]	(287)			(151)				(151)						(50)		(62)				(23)				(1)
Partnership preferred distributions	[3]	(18)			(11)				(11)								(5)				(2)
Disposition of subsidiaries	[5]	(1,408)		(1,408)
Subsidiary distributions to non-controlling interest		(306)																											(306)
Issuance of perpetual subordinated notes		0
Acquisition of non-controlling interest	[4]	196		$ 196
Increase (decrease) through other changes, equity	[1],[4],[5]	90			(21)				170		(21)		(170)				(8)				(3)								122
Balance as at Jun. 30, 2021		21,451			4,275		5,532		(2,157)		519		381	[1]	20	3	1,703			181	643			50	11			5	13,475			1,324
Perpetual subordinated notes		0
Balance as at Dec. 31, 2021		26,391			5,702		6,074		(2,125)		1,430		323	[1]	31	2	2,408		2,728	137	1,369		1,755	77	85		408	4	15,658			1,138
Perpetual subordinated notes at Dec. 31, 2021		0
Net income		719			76				76						120		32				18								473
Other comprehensive loss		(94)			(6)								(6)	[1]		0	(1)			(1)				0				0	(87)
Comprehensive income (loss)		625			70				76				(6)	[1]	120		31				18								386
Unit issuance		8	[2]		8	[2]	8	[2]											0								0
Partnership distributions	[3]	(676)			(330)				(330)						(122)		(138)				(80)				(6)
Partnership preferred distributions	[3]	(35)			(20)				(20)								(10)				(5)
Subsidiary distributions to non-controlling interest		(324)																											(324)
Preferred units redeemed	[2]	(243)			(14)				(14)								(9)															(220)
Issuance of perpetual subordinated notes	[2]	293
Increase (decrease) through other changes, equity					3	[2]	3	[2]	86	[2]			(86)	[1],[2]						(36)	1	[2]		(20)	(4)	[2]
Balance as at Jun. 30, 2022		26,039			5,419		6,085		(2,327)		1,430		231	[1]	29	2	2,282		2,728	100	1,303		1,758	57	75	[5]	402	4	15,720			918
Perpetual subordinated notes		293
Balance as at Mar. 31, 2022		26,975			5,741		6,080		(2,309)		1,430		540	[1]	31		2,420				1,381				81	[5]			16,110			918
Perpetual subordinated notes at Mar. 31, 2022		293
Net income		425			70				70						60		29				17								249
Other comprehensive loss		(850)			(223)								(223)	[1]	(1)		(93)				(52)				(3)	[5]			(478)
Comprehensive income (loss)		(425)			(153)				70				(223)	[1]	59		(64)				(35)				(3)	[5]			(229)
Unit issuance	[2]	4			4		4
Partnership distributions	[3]	(338)			(165)				(165)						(61)		(69)				(40)				(3)	[5]
Partnership preferred distributions	[3]	(16)			(9)				(9)								(5)				(2)
Subsidiary distributions to non-controlling interest		(161)																											(161)
Issuance of perpetual subordinated notes		0
Increase (decrease) through other changes, equity	[2]				1		1		86				(86)	[1]							(1)
Balance as at Jun. 30, 2022		26,039			$ 5,419		$ 6,085		$ (2,327)		$ 1,430		$ 231	[1]	$ 29	$ 2	$ 2,282		$ 2,728	$ 100	$ 1,303		$ 1,758	$ 57	$ 75	[5]	$ 402	$ 4	$ 15,720			$ 918
Perpetual subordinated notes		$ 293

[1]	Refer to Note 18 Accumulated Other Comprehensive Income (Loss).
[2]	Refer to Note 16 Partnership Capital.
[3]	Refer to Note 17 Distributions.
[4]	Refer to Note 6 Acquisition of Businesses.
[5]	Refer to Note 5 Disposition of Businesses.